Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Income (Loss) Before Income Taxes And Equity In Earnings Of Affiliates And Provision For Income Taxes

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥(11,415)	¥(21,001)	¥17,156
Foreign	55,584	(10,936)	41,017

	¥44,169	¥(31,937)	¥58,173

Provision for income taxes:
Current:
Domestic	¥(2,821)	¥13,302	¥5,647
Foreign	24,322	19,007	15,432

	¥21,501	¥32,309	¥21,079

Deferred:
Domestic	¥415	¥(15,443)	¥(1,873)
Foreign	494	(8,643)	1,632

	¥909	¥(24,086)	¥(241)

Consolidated provision for income taxes	¥22,410	¥8,223	¥20,838

Schedule Of Total Income Taxes Allocation

Total income taxes are allocated as follows:

	Millions of Yen
	2011	2012	2013
Provision for income taxes relating to continuing operations	¥22,410	¥8,223	¥20,838
Equity:
Foreign currency translation adjustments	(20)	(25)	121
Net unrealized gains and losses on securities	61	832	2,807
Net unrealized gains and losses on derivatives	(23)	39	259
Pension liability adjustments	(98)	(10,970)	1,994

Total	¥22,330	¥(1,901)	¥26,019

Schedule Of Reconciliation To Effective Tax Rate

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2011	2012	2013
Statutory tax (benefit) rate	41%	(41)%	38%
Nondeductible expenses	5	6	3
Change in valuation allowance	22	25	6
Tax credit for research and development and other	(2)	—	(2)
Unrecognized tax benefits	0	14	2
Taxes on undistributed earnings of foreign subsidiaries	0	1	0
Prior period tax accrual adjustment	0	(9)	0
Difference in statutory tax rates of foreign subsidiaries	(13)	(4)	(12)
Nondeductible goodwill impairment loss	—	13	—
Change in tax law and rate	—	23	—
Other, net	(2)	(2)	1

Effective tax rate	51%	26%	36%

Schedule Of Tax Effects Of Temporary Differences And Carryforwards

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued expenses	¥20,126	¥21,853
Property, plant and equipment	5,049	7,828
Accrued pension and severance costs	60,436	61,097
Net operating loss carryforwards	51,895	51,194
Goodwill and other intangible assets	6,453	7,204
Other	25,354	29,774

Total gross deferred tax assets	169,313	178,950
Less - Valuation allowance	(42,553)	(56,081)

Total deferred tax assets	126,760	122,869

Deferred tax liabilities:
Sales-type leases	(1,375)	(1,091)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(9,770)	(10,514)
Net unrealized gains and losses on securities	(2,815)	(6,183)
Other intangible assets	(15,531)	(14,993)
Other	(4,778)	(3,734)

Total deferred tax liabilities	(34,269)	(36,515)

Net deferred tax assets	¥92,491	¥86,354

Schedule Of Net Deferred Tax Assets

Net deferred tax assets as of March 31, 2012 and 2013 are included in the consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Deferred income taxes and other (Current assets)	¥52,369	¥49,098
Lease deposits and other (Investments and other assets)	53,343	51,154
Accrued expenses and other (Current liabilities)	(2,957)	(1,383)
Deferred income taxes and other (Long-term liabilities)	(10,264)	(12,515)

Total	¥92,491	¥86,354

Reconciliation Of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen
	2011	2012	2013
Beginning balance	¥12,050	¥10,453	¥16,293
Additions for tax positions of current year	12	4,588	2,817
Additions for tax positions of prior years	148	1,692	512
Reductions for tax positions of prior years	(313)	(269)	(436)
Settlements	(243)	(103)	(103)
Effect of exchange rate changes	(1,201)	(68)	2,620

Ending balance	¥10,453	¥16,293	¥21,703